Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Revenue earned
Revenue	$ 548,350
Cost of goods sold	70,850
Gross profit	477,500
Operating Expenses
Officer and director compensation	80,000	60,000	80,000	130,000
Salaries	30,000
Consulting services	50,000	124,800	124,800	221,900
Professional services	14,636	300	500
Depreciation	1,732
Selling, general and administrative	33,488	1,187	2,344	6,934
Total operating expenses	209,856	186,287	207,644	358,834
Income (Loss) from operations	267,644	(186,287)	(207,644)	(358,834)
Other income (expenses)
Interest income	1,859
Interest expense	(30,154)	(10,396)	(14,011)	(1,320)
Loss on issuance of convertible notes			(309,250)	(140,650)
Amortization of debt discounts	(1,246,642)	(85,785)	(239,180)	(17,380)
Derivative liability gain	223,201	(439,600)
Total other income and (expenses)	(1,051,736)	(535,781)	(562,441)	(159,350)
Loss before provision for income taxes	(784,092)	(722,068)	(770,085)	(518,184)
Provision for income taxes
Net loss	$ (784,092)	$ (722,068)	$ (770,085)	$ (518,184)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic and diluted	12,189,293,609	12,189,293,609	12,189,293,609	12,110,960,276